Summary of Significant Accounting Policies - Additional Information 1 (FY) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Subsidiary Sale Of Stock [Line Items]
Number of operating segment | Segment	1		1
Restricted cash	$ 900		$ 900	$ 1,300
Dividend yield		0.00%	0.00%	0.00%
Impairment of right of use asset				$ 1,744
Lab Equipment
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life			5 years
Electronic Equipment and Software
Subsidiary Sale Of Stock [Line Items]
Property and equipment, estimated useful life			3 years
Leasehold Improvements
Subsidiary Sale Of Stock [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]			us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
ASU 2023-07
Subsidiary Sale Of Stock [Line Items]
Change in accounting principle, ASU, Adopted [true false]			true
Change in accounting principle, ASU, Adoption date			Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true